Expenses by Nature (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Expenses by Nature
Employee benefit expense and other staff costs	$ 12,006	$ 15,098
Capitalised within intangible assets		(3,149)
Legal and professional	1,874	4,828
Foreign exchange	(3,979)	(7,712)
Property costs	1,134	1,360
Share based compensation	(293)	8,350
Depreciation	497	469
Amortisation	1,078	693
Other expenses	4,440	5,446
Total administrative expenses	$ 16,757	$ 25,383